SUBSEQUENT EVENTS (Detail Textuals)			6 Months Ended
	Aug. 09, 2017	Jul. 03, 2017 USD ($) Note $ / shares shares	Dec. 31, 2017 USD ($) Promissory_Note shares	Sep. 11, 2017 shares	Jul. 01, 2017 USD ($)	Jun. 30, 2017 shares	Jun. 30, 2016 shares	Feb. 29, 2016 shares
Subsequent Event [Line Items]
Reverse stock split	1 for 40
Common stock, shares authorized | shares			25,000,000			25,000,000	25,000,000	5,000,000
Number of notes receivable | Promissory_Note			2
Promissory notes receivable			$ 12,000
Repayments of notes payable			$ 200,000
Subsequent Event
Subsequent Event [Line Items]
Reverse stock split	1 for 40
Common stock, shares authorized | shares				25,000,000
Number of notes receivable | Note		2
Promissory notes receivable					$ 400,000
Repayments of notes payable		$ 400,000
Number of shares authorized to be repurchased | shares		85,475
Shares repurchase authorized amount		$ 20,000
Share price | $ / shares		$ 0.20